Year-to-date performance through
Jun. 30, 2020
(10.07%)
Best calendar quarter
Sep. 30, 2016
4.09%
Worst calendar quarter
Mar. 31, 2016
(4.10%)

Goal

Putnam Mortgage Opportunities Fund seeks to maximize total return consistent with what Putnam Investment Management, LLC believes to be prudent risk. Total return is composed of capital appreciation and income.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 16 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 16 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI)
$ 100,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Fund summary	C 000213254 [Member]		C 000213255 [Member]		C 000219743 [Member]	C 000213253 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
September 30, 2021.
Annual Fund Operating Expenses - Fund summary		C 000213254 [Member]		C 000213255 [Member]		C 000219743 [Member]		C 000213253 [Member]
Management Fees (as a percentage of Assets)		0.55%		0.55%		0.55%		0.55%
Distribution and Service (12b-1) Fees		0.25%		1.00%
Other Expenses (as a percentage of Assets):		0.21%	[1]	0.21%	[1]	0.19%	[2]	0.21%	[1]
Expenses (as a percentage of Assets)		1.01%		1.76%		0.74%		0.76%
Fee Waiver or Reimbursement	[3]	(0.22%)		(0.22%)		(0.22%)		(0.22%)
Net Expenses (as a percentage of Assets)		0.79%		1.54%		0.52%		0.54%
[1]	Other expenses shown have been annualized.
[2]	Other expenses are based on expenses of class Y shares, restated to reflect the lower investor servicing fees applicable to class R6 shares.
[3]	Reflects Putnam Investment Management, LLC’s (“Putnam Management”) contractual obligation to limit certain fund expenses through September 30, 2021. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Fund summary - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
C 000213254 [Member]	477	688	915	1,568
C 000213255 [Member]	257	533	934	2,055	157	533	934	2,055
C 000219743 [Member]	53	214	390	898
C 000213253 [Member]	55	221	401	922

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 1,311%.

1311.00%
Investments, risks, and performance

Investments

We invest mainly in mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, we invest at least 80% of the fund’s net assets in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

We expect to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), and agency mortgage-backed securities. The fund currently has significant investment exposure to commercial mortgage-backed securities. Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While our emphasis will be on mortgage-backed securities, we may also invest to a lesser extent in other types of asset-backed securities. We may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use to a significant extent derivatives, including interest rate swaps, forward delivery contracts and total return swaps, options and swaptions on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector, such as the housing or real estate markets. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings or in relevant markets. The risks associated with bond investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise.

Bond investments are also subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Default risk is generally higher for non-qualified mortgages. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment grade bonds, which may be considered speculative. Mortgage- and asset-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s concentration in an industry group composed of privately issued residential and commercial mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may make the fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed securities in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund expects to engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income and may incur higher transaction costs than funds with relatively lower turnover, which may detract from performance.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Performance The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. The performance shown is that of class I shares of
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower
Please remember that past performance is not necessarily an indication of future results
putnam.com
Annual total returns for class A shares before sales charges
Average annual total returns after sales charges (for periods ended 12/31/19)

The fund’s performance is compared to the ICE BofA U.S. Treasury Bill Index, an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills, which represent obligations of the U.S. Government having a maturity of one year or less. The fund’s performance is also compared to the Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index, an unmanaged index that tracks agency mortgage pass-through securities (both fixed-rate and hybrid adjustable-rate mortgages) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
After-tax returns are shown for class A shares only and will vary for other classes.